INVESTMENTS	6 Months Ended
Dec. 31, 2022
Equity Method Investments and Joint Ventures [Abstract]
INVESTMENTS	INVESTMENTS
The Manager has a variable interest in the Company, an unconsolidated VIE. It has been determined that the Manager is not the primary beneficiary mainly due to its lack of power to unilaterally make decisions about the activities that most significantly impact the VIE’s returns. The Manager accounts for its interest in Brookfield Asset Management ULC using the equity method of accounting as it has significant influence from its 25% equity interest an its ability to appoint two directors on the VIE’s board.

The summarized financial information of Brookfield Asset Management ULC as at and for the period ended December 31, 2022 is as follows:

AS AT DECEMBER 31, 2022 (MILLIONS)
Cash	$3,545
Investments	6,877
Assets	14,087
Liabilities	2,670
Preferred shares redeemable non-controlling interest	1,811
Equity	9,606

FOR THE PERIOD ENDED DECEMBER 31, 2022 (MILLIONS)
Revenues	$174
Expenses	(61)
Net income	84
Net (income) attributable to redeemable non-controlling interest in consolidated funds	(6)
Net (income) attributable to preferred share redeemable non-controlling interest	(35)
Net income attributable to common stockholders	43
As of December 31, 2022, the carrying value of the equity method investment was equal to the Manager’s interest in the Company’s underlying net assets.

For the period ended December 31, 2022, the Manager’s share of net income from the Company was $21 million. The Manager did not receive any cash distributions from the Company, and as of December 31, 2022 the Manager had $21 million in its consolidated retained earnings that represents undistributed earnings of the Company.

The assets and liabilities recognized in the Manager’s Consolidated Balance Sheet as of December 31, 2022 related to its maximum exposure to loss of the Company as an unconsolidated VIE, is as follows:

AS AT DECEMBER 31, 2022 (MILLIONS)
Investments	$2,378
Due from affiliates	4
VIE related assets	2,382
Accounts payable	781
Due to affiliates	3
Maximum exposure to loss	$3,166
The Manager is part of the related party group that controls the Company but is not the party to which the Company's operations most closely relate.